Net Periodic Pension Cost of Defined Benefit Plans (Detail) (Pension Plans, Defined Benefit)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Service cost - Benefits earned during the year	$ 91,378,000	¥ 7,493,000,000	¥ 6,630,000,000	¥ 7,224,000,000
Interest cost on projected benefit obligations	42,378,000	3,475,000,000	3,585,000,000	3,745,000,000
Expected return on plan assets	(33,256,000)	(2,727,000,000)	(2,961,000,000)	(2,452,000,000)
Amortization of actuarial loss	31,354,000	2,571,000,000	2,285,000,000	2,478,000,000
Amortization of prior service cost	2,878,000	236,000,000	227,000,000	179,000,000
Curtailment and settlement gain			(12,000,000)	(28,000,000)
Net periodic cost	$ 134,732,000	¥ 11,048,000,000	¥ 9,754,000,000	¥ 11,146,000,000